Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related party transactions [Line Item]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
	2017	2016	2015
	$	$	$
Cash remuneration	347,686	313,016	333,729
Share-based compensation	269,737	80,702	67,405
Total	617,423	393,717	401,134

Minco Silver Corp [Member]
Disclosure of related party transactions [Line Item]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
This compensation is included in development costs and administrative expenses.

	Years ended December 31,
	2017	2016	2015
	$	$	$
Cash remuneration	812,861	757,649	784,608
Share-based compensation	2,109,551	(46,798)	274,632
	2,922,412	710,851	1,059,240